REVENUES (Schedule of Consolidated Statements of Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 343,874	$ 332,033	$ 293,641
Gross profit	116,169	$ 107,335	$ 99,162
As Reported [Member]
Revenues	343,874
Cost of revenues	227,705
Gross profit	116,169
Impact of Adoption [Member]
Revenues	(741)
Cost of revenues	(84)
Gross profit	(657)
Amounts under Topic 605 [Member]
Revenues	343,133
Cost of revenues	227,621
Gross profit	$ 115,512